Employee future benefits (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Nine months ended September 30, 2025			Year ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403	22,136
Current service cost	55	(54)	1	59
Interest cost	612	2	614	471
Actuarial loss (gain) from changes in financial assumptions	(1,237)	(2)	(1,239)	1,186
Benefits paid	(606)	(1)	(607)	(496)
Impact of foreign exchange rate changes	2,320	10	2,330	(953)
Balances – End of the period	23,460	42	23,502	22,403

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669	10,972
Interest income from plan assets	295	-	295	236
Employer contributions	25	-	25	23
Employee contributions	6	-	6	7
Benefits paid	(223)	-	(223)	(149)
Remeasurement of plan assets	-	-	-	28
Unrecognized Asset due to Asset Ceiling	(311)	-	(311)	-
Impact of foreign exchange rate changes	1,235	-	1,235	(448)
Balances – End of the period	11,696	-	11,696	10,669

Net liability of the unfunded plans	11,765	42	11,807	11,165
Net liability of the funded plans	-	-	-	569
Net amount recognized as Employee future benefits	11,765	42	11,807	11,734

Amounts recognized:
In net loss	366	(54)	312	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,237	-	1,237	(1,157)